Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Labour costs
Wages, salaries and related taxes and benefits	$ (994)	$ (1,085)	$ (2,035)	$ (2,139)
Post-employment benefit plans service cost (net of capitalized amounts)	(64)	(58)	(139)	(126)
Other labour costs	(236)	(257)	(463)	(486)
Less:
Capitalized labour	248	270	494	513
Total labour costs	(1,046)	(1,130)	(2,143)	(2,238)
Cost of revenues	(1,471)	(1,706)	(3,125)	(3,444)
Other operating costs	(506)	(481)	(977)	(942)
Total operating costs	$ (3,023)	$ (3,317)	$ (6,245)	$ (6,624)